Prospectus Supplement

June 30, 2021

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 30, 2021 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2021

Core Plus Fixed Income Portfolio (Class I) (the "Fund")

At a meeting held on June 15-17, 2021, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved a reduction in the expense limitation for Class I shares of the Fund effective July 1, 2021.

Accordingly, effective July 1, 2021, the sections of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" and "Fund Summary—Fees and Expenses—Example" are hereby deleted and replaced with the following, which reflects a reduced expense limitation:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.38%
Distribution (12b-1) Fee	None
Other Expenses	0.37%
Total Annual Fund Operating Expenses*	0.75%
Fee Waiver and/or Expense Reimbursement*	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.65%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Core Plus Fixed Income Portfolio	$66	$230	$407	$921

*  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

Effective July 1, 2021, the second paragraph in the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.65% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation).

The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

Please retain this supplement for future reference.

Prospectus Supplement

June 30, 2021

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 30, 2021 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2021

Core Plus Fixed Income Portfolio (Class II) (the "Fund")

At a meeting held on June 15-17, 2021, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved a reduction in the expense limitation for Class II shares of the Fund effective July 1, 2021.

Accordingly, effective July 1, 2021, the sections of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" and "Fund Summary—Fees and Expenses—Example" are hereby deleted and replaced with the following, which reflects a reduced expense limitation:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.38%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.37%
Total Annual Fund Operating Expenses*	1.00%
Fee Waiver and/or Expense Reimbursement*	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.90%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Core Plus Fixed Income Portfolio	$92	$308	$543	$1,216

*  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

Effective July 1, 2021, the second paragraph in the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.90% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

Please retain this supplement for future reference.

Prospectus Supplement

June 30, 2021

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 30, 2021 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2021

Emerging Markets Debt Portfolio (Class I) (the "Fund")

At a meeting held on June 15-17, 2021, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved a reduction in the expense limitation for Class I shares of the Fund effective July 1, 2021.

Accordingly, effective July 1, 2021, the sections of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" and "Fund Summary—Fees and Expenses—Example" are hereby deleted and replaced with the following, which reflects a reduced expense limitation:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses*	1.15%
Fee Waiver and/or Expense Reimbursement*	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.10%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Portfolio	$112	$360	$628	$1,393

*  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

Effective July 1, 2021, the second paragraph in the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.10% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

Please retain this supplement for future reference.

Prospectus Supplement

June 30, 2021

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 30, 2021 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2021

Emerging Markets Debt Portfolio (Class II) (the "Fund")

At a meeting held on June 15-17, 2021, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved a reduction in the expense limitation for Class II shares of the Fund effective July 1, 2021.

Accordingly, effective July 1, 2021, the sections of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" and "Fund Summary—Fees and Expenses—Example" are hereby deleted and replaced with the following, which reflects a reduced expense limitation:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses*, **	1.40%
Fee Waiver and/or Expense Reimbursement*, **	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*, **	1.15%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Portfolio	$117	$419	$742	$1,658

*  The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

**  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

Effective July 1, 2021, the second paragraph in the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.15% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 30, 2021

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 30, 2021 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2021

Core Plus Fixed Income Portfolio

Emerging Markets Debt Portfolio
(the "Funds")

At a meeting held on June 15-17, 2021, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved a reduction in the expense limitation for Class I and Class II shares of the Funds effective July 1, 2021.

Accordingly, effective July 1, 2021, the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services — Adviser" that shows the contractual rate of advisory fees and maximum expense ratios for each share class of each Fund is hereby deleted and replaced with the following with respect to the Funds:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class II
Core Plus Fixed Income	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion.	0.65%	0.90%
Emerging Markets Debt	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.	1.10%	1.15%

Please retain this supplement for future reference.